Financial and capital risk management (Details 1) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ 715	$ 471
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	737	455
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(20)	$ 16
Embedded Derivatives Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ (2)